Note 9 - Lease Obligations	12 Months Ended
Nov. 30, 2017
Leases, Capital [Abstract]
Lease Obligations

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property which is owned by the same landlord, for a 5 year term with a 5 year renewal option. The Company also has an option to purchase the combined properties after March 1, 2017 and up to November 30, 2020 based on a fair value purchase formula. The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2017:

Operating
Year ending November 30,	Lease
$

2018	186,220
2019	186,220
2020	186,220
558,660
Less: current portion	186,220
Balance, long-term portion	372,440

As at November 30, 2017, capital lease obligation balance is $Nil (2016 - $14,829).